PRINCIPAL ACCOUNTING POLICIES (Cash, cash equivalents and restricted cash) (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash and cash equivalent	¥ 5,774,669,007	$ 850,516,821	¥ 5,653,853,691
Restricted cash	630,173,155	92,814,474	576,546,098
Cash and cash equivalents included in held-for-sale assets			43,558,640
Total	¥ 6,404,842,162	$ 943,331,295	¥ 6,273,958,429	$ 924,054,205	¥ 4,198,544,607	¥ 3,482,027,573